As filed with the Securities and Exchange Commission on June 29, 2017

File Nos. 333-164077

811-22375

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 55	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 57	☒

PIMCO Equity Series

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 55 to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 55 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach in the State of California on the 29th day of June, 2017.

PIMCO EQUITY SERIES (Registrant)

By:
Peter G. Strelow*, President

*,**By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw
as attorney-in-fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	June 29, 2017

Jennifer Holden Dunbar**	Trustee	June 29, 2017

Peter B. McCarthy**	Trustee	June 29, 2017

Ronald C. Parker**	Trustee	June 29, 2017

Peter G. Strelow*	President (Principal Executive Officer)	June 29, 2017

Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	June 29, 2017

*, **By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw as attorney-in-fact

________

*           Pursuant to powers of attorney dated May 11, 2016 filed with Post-Effective Amendment No. 42 to Registration Statement No. 333-164077 on August 26, 2016.

**          Pursuant to power of attorney dated February 14, 2017 filed with Post-Effective Amendment No. 47 to Registration Statement No. 333-164077 on March 29, 2017.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document